Share-Based compensation - Black and Scholes model (Details)		6 Months Ended
	Mar. 24, 2023 € / shares	Jun. 30, 2023 EUR (€) Y € / shares
Share based Payment Arrangements Plan 2021 Grant Sept 17,2021
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		51.30%
Risk-free interest rate		(0.36%)
Expected life | Y		3
Exercise price		€ 25.31
Stock price		25.75
Fair value		€ 9.22
Share-based Payment Arrangements, Plan 2021, Grant oct 27, 2021
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		51.50%
Risk-free interest rate		(0.18%)
Expected life | Y		3
Exercise price		€ 25.31
Stock price		20.50
Fair value		€ 5.94
Share-based Payment Arrangements, Plan 2021, Grant feb 21, 2022
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		49.80%
Risk-free interest rate		0.37%
Expected life | Y		3
Exercise price		€ 17.76
Stock price		17.50
Fair value		€ 6.05
Share-based Payment Arrangements, 2 Plan 2021, Grant Feb 21, 2022
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		49.80%
Risk-free interest rate		0.37%
Expected life | Y		3
Exercise price		€ 25.31
Stock price		17.50
Fair value		€ 4.15
Share-based Payment Arrangements,3 Plan 2021, Grant Feb 21, 2022
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		49.80%
Risk-free interest rate		0.50%
Expected life | Y		4
Exercise price		€ 17.76
Stock price		17.50
Fair value		€ 6.90
Share-based Payment Arrangements, Plan 2021, Grant may 14, 2022
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		49.80%
Risk-free interest rate		1.06%
Expected life | Y		3
Exercise price		€ 13.82
Stock price		13.82
Fair value		€ 4.94
Share-based Payment Arrangements, 1 Plan 2021, Grant June 8, 2022
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.60%
Risk-free interest rate		1.60%
Expected life | Y		3
Exercise price		€ 12.95
Stock price		13.34
Fair value		€ 5.21
Share-based Payment Arrangements, Plan 2021, 2 Grant Aug 8, 2022
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		53.71%
Risk-free interest rate		1.39%
Expected life | Y		3
Exercise price		€ 9.66
Stock price		9.75
Fair value		€ 3.79
Share-based Payment Arrangements, 3 Plan 2021, Grant Aug 8, 2022
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		53.97%
Risk-free interest rate		1.45%
Expected life | Y		4
Exercise price		€ 9.66
Stock price		9.75
Fair value		€ 4.32
Share-based Payment Arrangements, 4 Plan 2021, Grant Feb 21, 2022
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.00%
Risk-free interest rate		3.03%
Expected life | €		3
Exercise price		€ 5.42
Stock price		6.68
Fair value		3.05
Incremental Fair Value		€ 2.23
Plan 2021 (grant March 24 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.00%
Risk-free interest rate		3.20%
Expected life | Y		3
Exercise price		€ 5.42
Stock price		6.70
Fair value		€ 3.09
Plan 2021 (grant April 12, 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.00%
Risk-free interest rate		3.24%
Expected life | Y		3
Exercise price		€ 6.36
Stock price		7.08
Fair value		€ 3.04
Plan 2021 (grant June 14 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		51.28%
Risk-free interest rate		3.36%
Expected life | €		3
Exercise price		€ 7.19
Stock price		7.10
Fair value		€ 2.75
Plan 2022 (grant June 14 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		51.28%
Risk-free interest rate		3.36%
Expected life | €		3
Exercise price		€ 7.19
Stock price		7.10
Fair value		€ 2.75
2021 Warrants Plan
Disclosure of terms and conditions of share based payment arrangement
Stock price	€ 5.42
Plan 2016 (grant 2018)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		66.92%
Risk-free interest rate		0.35%
Expected life | Y		3
Exercise price		€ 5.17
Stock price		1.09
Fair value		€ 0.10
Plan 2018 (grant 2018)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		56.32%
Risk-free interest rate		(0.20%)
Expected life | Y		3
Exercise price		€ 6.52
Stock price		10.24
Fair value		€ 5.30
Plan 2018 (grant 2020)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		56.32%
Risk-free interest rate		(0.20%)
Expected life | Y		3
Exercise price		€ 11.94
Stock price		10.20
Fair value		€ 3.31
Plan 2020 (grant 2020)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		56.32%
Risk-free interest rate		(0.20%)
Expected life | Y		3
Exercise price		€ 11.94
Stock price		10.20
Fair value		€ 3.31
Plan 2021 (grant Sept 17 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.00%
Risk-free interest rate		3.25%
Expected life | €		2
Exercise price		€ 5.42
Stock price		6.68
Fair value		2.48
Incremental Fair Value		€ 2.38
Plan 2021 (grant Oct 27 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.00%
Risk-free interest rate		3.25%
Expected life | €		2
Exercise price		€ 5.42
Stock price		6.68
Fair value		2.52
Incremental Fair Value		€ 2.40
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.00%
Risk-free interest rate		3.17%
Expected life | €		2
Exercise price		€ 5.42
Stock price		6.68
Fair value		2.67
Incremental Fair Value		€ 2.23
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.00%
Risk-free interest rate		3.36%
Expected life | €		2
Exercise price		€ 5.42
Stock price		6.68
Fair value		2.49
Incremental Fair Value		€ 2.38
Plan 2021 (grant May 14 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.00%
Risk-free interest rate		3.13%
Expected life | €		2
Exercise price		€ 5.42
Stock price		6.68
Fair value		2.75
Incremental Fair Value		€ 1.92
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.00%
Risk-free interest rate		3.13%
Expected life | €		3
Exercise price		€ 5.42
Stock price		6.68
Fair value		2.87
Incremental Fair Value		€ 1.28
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend		0.00%
Expected volatility		52.00%
Risk-free interest rate		2.98%
Expected life | €		4
Exercise price		€ 5.42
Stock price		6.68
Fair value		3.21
Incremental Fair Value		€ 1.19